Other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables, Deposits and Prepayments [Abstract]
Schedule of Other Receivables, Deposits and Prepayments
	At December 31,
	2024	2023
Deposits	$166,294	$41,506
Prepayments	8,256	2,968
Other receivables	23,017	20,554
Other receivables from related parties	14,622	948
Less: Allowance for credit losses	-	-
	$212,189	$65,976